Stockholders' Equity and Regulatory Capital (Details) - Schedule of banks’ regulatory capital - Community Bank Leverage Ratio [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
First Federal Savings and Loan Association of Hazard [Member]
Community Bank Leverage Ratio:
Actual Amount	$ 18,376	$ 18,256
Actual Ratio	20.90%	21.90%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 7,021	$ 3,740
Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
First Federal Savings Bank of Kentucky [Member]
Community Bank Leverage Ratio:
Actual Amount	$ 30,276	$ 29,898
Actual Ratio	12.30%	12.10%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 19,734	$ 15,153
Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%